Quarterly Financial Data (Unaudited) (Detail) - Selected summarized quarterly financial information (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 178,487	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 37,906	$ 89,088	$ 44,905	$ 351,032	$ 586,176	$ 522,931
Gross profit (loss)	112,899	140,622	32,281	9,568	(17,172)	(716,861)	(403,158)	30,963	210,083	165,299	(878,973)
Net gains (losses) on derivative revaluations	(593,717)	1,582,164	(385,209)	1,485,470	1,076,721	1,884,903	8,624,976	(1,619,723)	381,829	3,759,146	9,271,985
Net income (loss)	(3,781,510)	(1,034,757)	(2,967,580)	(1,269,630)	(2,904,695)	(3,712,622)	3,580,921	(9,209,548)	(3,803,829)	(8,176,662)	(13,145,078)
Net income (loss) attributable to common stockholders	$ (3,988,194)	$ (1,238,890)	$ (3,169,192)	$ (1,468,754)	$ (3,101,360)	$ (3,601,540)	$ 3,222,282	$ (18,590,846)	$ (3,867,949)	$ (8,978,196)	$ (22,838,053)
Net income (loss) per share – basic (in Dollars per share)						$ (0.09)	$ 0.08	$ (0.45)	$ (0.09)
Net income (loss) per share – diluted (in Dollars per share)						$ (0.09)	$ 0.03	$ (0.45)	$ (0.09)